Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Net Deferred Tax Assets/(Liabilities)	The following amounts, determined after appropriate offsetting, are shown in the consolidated statement of financial position:

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Deferred tax assets:	9,580	5,011
Deferred tax liabilities	—	(13)

Net deferred income tax assets	9,580	4,998

Summary of Movements in Net Deferred Tax Assets
Movements in the net deferred tax assets were as follows:

	December 31, 2021	December 31, 2020
	RMB million	RMB million
At January 1	4,998	831
Credited to profit or loss (Note 13)	4,372	4,149
Charged to other comprehensive income	210	18

At December 31	9,580	4,998

Summary of Deferred Tax Assets and Liabilities Prior to Offsetting of Balances within Same Tax Jurisdiction
The deferred tax assets and liabilities (prior to the offsetting of balances within the same tax jurisdiction) were made up of the taxation effects of the following:

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Deferred tax assets:
Provision for lease return costs for aircraft and engines	1,190	1,109
Lease liabilities/right-of-use assets	—	94
Impairment provision for flight equipment spare parts	65	61
Impairment provision for receivables	84	80
Impairment provision for property, plant and equipment	61	115
Derivative financial instruments	12	36
Financial asset at fair value through profit or loss	10	7
Other payables and accruals	65	70
Government grants related to assets	22	29
Loss available for offsetting against future taxable profits	8,323	3,699
Safety equipment tax credit	41	10
Aged payables	—	1

	9,873	5,311

Deferred tax liabilities:
Lease liabilities/right-of-use assets	(214)	—
Equity investments designated at fair value through other comprehensive income	(79)	(213)
Derivative financial instruments	—	(100)

	(293)	(313)

	9,580	4,998

Summary of Movements in Net Deferred Tax (Liabilities)/Assets of the Group
Movements in the net deferred tax assets/(liabilities) of the Group for the year were as follows:

	At January 1, 2021	(Charged) / credited to profit or loss	(Charged) / credited to other comprehensive income	At December 31, 2021
	RMB million	RMB million	RMB million	RMB million
For the year ended December 31, 2021
Provision for lease return costs for aircraft and engines	1,109	81	—	1,190
Lease liabilities/right-of-use assets	94	(94)	—	—
Impairment provision for flight equipment spare parts	61	4	—	65
Impairment provision for receivables	80	4	—	84
Impairment provision for property, plant and equipment	115	(54)	—	61
Derivative financial instruments	36	—	(24)	12
Financial asset at fair value through profit or loss	7	3	—	10
Other payables and accruals	70	(5)	—	65
Government grants related to assets	29	(7)	—	22
Loss available for offsetting against future taxable profits	3,699	4,624	—	8,323
Safety equipment tax credit	10	31	—	41
Aged payables	1	(1)	—	—

	5,311	4,586	(24)	9,873

Lease liabilities/right-of-use assets	—	(214)	—	(214)
Equity investments designated at fair value through other comprehensive income	(213)	—	134	(79)
Derivative financial instruments	(100)	—	100	—

	(313)	(214)	234	(293)

Net deferred tax assets	4,998	4,372	210	9,580

	At January 1, 202 0	(Charged) / credited to profit or loss	(Charged) / credited to other comprehensive income	At December 31, 2020
	RMB million	RMB million	RMB million	RMB million
For the year ended December 31, 2020
Provision for lease return costs for aircraft and engines	1,075	34	—	1,109
Lease liabilities/Right-of-use assets	—	94	—	94
Impairment provision for flight equipment spare parts	53	8	—	61
Impairment provision for receivables	76	4	—	80
Impairment provision for property, plant and equipment	101	14	—	115
Derivative financial instruments	6	—	30	36
Financial asset at fair value through profit or loss	—	7	—	7
Other payables and accruals	71	(1)	—	70
Government grants related to assets	35	(6)	—	29
Loss available for offsetting against future taxable profits	66	3,633	—	3,699
Safety equipment tax credit	—	10	—	10
Aged payables	1	—	—	1
	1,484	3,797	30	5,311

Lease liabilities/Right-of-use assets	(352)	352	—	—
Equity investments designated at fair value through other comprehensive income	(283)	—	70	(213)
Derivative financial instruments	(18)	—	(82)	(100)

	(653)	352	(12)	(313)

Net deferred tax assets	831	4,149	18	4,998

Summary of Balances for Which Deferred Tax Assets Have Not Been Recognised
As at the reporting date, the Group had the following balances in respect of which deferred tax assets have not been recognised:

	2021		2020
	Deferred taxation	Temporary differences	Deferred taxation	Temporary differences
	RMB million	RMB million	RMB million	RMB million
Tax losses carried forward	95	380	34	135
Other deductible temporary differences	8	33	8	35

Total unrecognised deferred tax assets	103	413	42	170